Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	SIGMA LABS, INC.
Entity Central Index Key	0000788611
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company
Trading Symbol	SGLB